INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Abstract]
Schedule of Income Tax Benefit (Provision)

	2014	2013

Current	$(1,582,000)	$(1,345,000)
Deferred	(211,000)	(370,000)
Change in valuation allowance	1,793,000	1,715,000

	$—	$—

Schedule of Reconciliation of Statutory Federal Rate to Effective Income Tax Rate

	2014		2013

	Amount	%	Amount	%

Income tax benefit at U.S. federal income tax rate	$(1,503,000)	(34)	$(1,330,000)	(34)
State tax, net of federal tax effect	(398,000)	(9)	(352,000)	(9)
Non-deductible share-based compensation	91,000	2	(33,000)	(1)
Other non-deductible	17,000	—	—	—
Change in valuation allowance	1,793,000	41	1,715,000	44

	$—	—	$—	—

Schedule of Components of Deferred Tax Assets

	2014	2013

Deferred tax asset for NOL carryforwards	$11,574,000	$9,992,000
Share-based compensation	3,564,000	3,335,000
Accrued expenses	—	17,000
Valuation allowance	(15,138,000)	(13,344,000)

	$—	$—